Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 are classified using the fair value hierarchy in the table below:

	Total	Level 1	Level 2
	(In thousands)
Assets
Cash equivalents:
Money market funds	$161,059	$161,059	$—
Time deposits	298,968	—	298,968
Restricted cash:
Time deposits	19,980	—	19,980
Derivatives:
Foreign currency forward contracts	9,176	—	9,176
Investments:
Time deposits	312,762	—	312,762
Corporate debt securities	142,575	—	142,575

Total assets	$944,520	$161,059	$783,461

Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 are classified using the fair value hierarchy in the table below:

	Total	Level 1	Level 2
	(In thousands)
Assets
Cash equivalents:
Money market funds	$229,425	$229,425	$—
Time deposits	138,956	—	138,956
Restricted cash:
Time deposits	17,085	—	17,085
Derivatives:
Foreign currency forward contracts	2,225	—	2,225
Investments:
Time deposits	258,308	—	258,308
Corporate debt securities	200,386	—	200,386

Total assets	$846,385	$229,425	$616,960